IFRS 7 Disclosure (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Portfolio Market Risk Measures

TABLE 29:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended							For the nine months ended
					July 31 2020	April 30 2020	July 31 2019	July 31 2020	July 31 2019
	As at	Average	High		Low	Average	Average	Average	Average
Interest rate risk	$24.9	$24.2	$36.8		$16.4	$19.7	$8.3	$19.3	$9.9
Credit spread risk	39.4	47.9	69.8		32.1	47.9	9.9	35.2	13.9
Equity risk	9.8	23.9	42.8		8.2	10.5	6.1	13.9	6.6
Foreign exchange risk	3.2	4.0	6.2		1.9	4.8	4.4	4.4	5.4
Commodity risk	4.8	5.0	6.7		3.8	2.9	1.7	3.3	2.2
Idiosyncratic debt specific risk	45.7	53.4	69.5		44.6	34.2	14.2	34.2	16.5
Diversification effect[1]	(75.6)	(91.2)	n/m	[2]	n/m	(68.6)	(25.7)	(64.0)	(32.0)
Total Value-at-Risk (one-day)	52.2	67.2	99.7		49.0	51.4	18.9	46.3	22.5
Stressed Value-at-Risk (one-day)	46.4	65.5	95.3		44.7	76.6	43.0	62.3	49.4
Incremental Risk Capital Charge (one-year)	$482.9	$397.0	$482.9		$318.9	$338.0	$236.7	$314.9	$225.2

[1]	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
[2]	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 30:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	July 31, 2020						April 30, 2020		October 31, 2019
	EVE Sensitivity			NII[1] Sensitivity			EVE Sensitivity	NII Sensitivity	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(22)	$(1,983)	$(2,005)	$972	$1,064	$2,036	$(2,119)	$1,602	$(1,832)	$890

100 bps decrease in rates	(237)	472	235	(551)	(418)	(969)	322	(1,140)	618	(1,231)
[1]	Represents the twelve-month NII exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency

TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY[1,2]

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
						July 31, 2020
Cash and due from banks	$78,187	$–	$78,187	9%	$1,972	$76,215
Canadian government obligations	42,095	80,732	122,827	14	72,906	49,921
National Housing Act Mortgage-Backed Securities (NHA MBS)	35,939	11	35,950	5	768	35,182
Provincial government obligations	20,055	23,490	43,545	5	34,641	8,904
Corporate issuer obligations	11,037	2,855	13,892	2	2,149	11,743
Equities	11,637	4,177	15,814	2	9,503	6,311

Other marketable securities and/or loans	3,855	264	4,119	–	2,122	1,997
Total Canadian dollar-denominated	202,805	111,529	314,334	37	124,061	190,273
Cash and due from banks	79,204	–	79,204	9	34	79,170
U.S. government obligations	73,260	46,085	119,345	14	48,234	71,111
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	70,207	8,335	78,542	9	17,840	60,702
Other sovereign obligations	56,437	48,952	105,389	13	44,013	61,376
Corporate issuer obligations	79,420	1,877	81,297	10	7,240	74,057
Equities	27,882	33,911	61,793	7	32,998	28,795

Other marketable securities and/or loans	6,257	1,418	7,675	1	1,429	6,246
Total non-Canadian dollar-denominated	392,667	140,578	533,245	63	151,788	381,457
Total	$595,472	$252,107	$847,579	100%	$275,849	$571,730

						October 31, 2019
Cash and due from banks	$5,140	$–	$5,140	1%	$566	$4,574
Canadian government obligations	13,872	77,275	91,147	14	56,337	34,810
NHA MBS	38,138	15	38,153	6	3,816	34,337
Provincial government obligations	15,679	25,151	40,830	6	31,287	9,543
Corporate issuer obligations	11,149	3,623	14,772	2	3,882	10,890
Equities	13,636	2,770	16,406	3	11,225	5,181

Other marketable securities and/or loans	2,512	311	2,823	–	1,078	1,745
Total Canadian dollar-denominated	100,126	109,145	209,271	32	108,191	101,080
Cash and due from banks	19,225	–	19,225	3	33	19,192
U.S. government obligations	34,103	47,803	81,906	13	37,367	44,539
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	58,222	11,873	70,095	11	20,939	49,156
Other sovereign obligations	47,854	49,304	97,158	15	39,500	57,658
Corporate issuer obligations	84,835	1,856	86,691	13	7,070	79,621
Equities	40,550	34,607	75,157	12	39,403	35,754

Other marketable securities and/or loans	4,658	667	5,325	1	712	4,613
Total non-Canadian dollar-denominated	289,447	146,110	435,557	68	145,024	290,533
Total	$389,573	$255,255	$644,828	100%	$253,215	$391,613

[1]	Positions stated include gross asset values pertaining to securities financing transactions.
[2]	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches

TABLE 32:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	July 31 2020	October 31 2019
The Toronto-Dominion Bank (Parent)	$225,255	$139,550
Bank subsidiaries	322,878	228,978

Foreign branches	23,597	23,085
Total	$571,730	$391,613

Summary of Deposit Funding

TABLE 39:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	July 31 2020	October 31 2019
P&C deposits – Canadian Retail	$450,455	$382,252
P&C deposits – U.S. Retail	463,577	360,761
Other deposits	22	23
Total	$914,054	$743,036

Summary of Remaining Contractual Maturity

ABLE 42:  REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at

	July 31, 2020
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$5,402	$8	$–	$–	$–	$–	$–	$–	$–	$5,410
Interest-bearing deposits with banks	158,380	634	93	–	–	–	–	–	2,412	161,519
Trading loans, securities, and other[1]	1,377	8,107	5,912	9,378	7,889	12,063	22,509	21,807	55,729	144,771
Non-trading financial assets at fair value through profit or loss	1,165	650	635	2,898	152	1,374	1,808	1,207	786	10,675
Derivatives	12,475	9,520	6,457	4,236	2,962	8,348	13,328	19,994	–	77,320
Financial assets designated at fair value through profit or loss	261	1,953	788	285	243	489	1,771	595	–	6,385
Financial assets at fair value through other comprehensive income	6,013	7,272	5,142	7,612	6,271	28,188	24,893	29,451	2,615	117,457
Debt securities at amortized cost, net of allowance for credit losses	8,326	9,403	11,378	2,505	5,761	10,990	62,275	89,475	(2)	200,111
Securities purchased under reverse repurchase agreements[2]	93,757	33,297	10,924	12,309	9,030	23	306	26	–	159,672
Loans
Residential mortgages	1,281	5,477	8,473	7,820	10,408	36,736	132,275	43,667	–	246,137
Consumer instalment and other personal	819	1,576	3,164	4,286	4,723	16,528	58,822	28,369	64,107	182,394
Credit card	–	–	–	–	–	–	–	–	32,640	32,640

Business and government	33,254	6,779	9,210	9,760	11,730	33,367	78,384	65,767	20,158	268,409

Total loans	35,354	13,832	20,847	21,866	26,861	86,631	269,481	137,803	116,905	729,580

Allowance for loan losses	–	–	–	–	–	–	–	–	(8,133)	(8,133)

Loans, net of allowance for loan losses	35,354	13,832	20,847	21,866	26,861	86,631	269,481	137,803	108,772	721,447
Customers’ liability under acceptances	8,241	4,993	130	28	2	–	–	–	–	13,394
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	10,014	10,014
Goodwill[3]	–	–	–	–	–	–	–	–	17,229	17,229
Other intangibles[3]	–	–	–	–	–	–	–	–	2,232	2,232
Land, buildings, equipment, and other depreciable assets[3,4]	3	6	9	9	7	97	506	3,703	5,285	9,625
Deferred tax assets	–	–	–	–	–	–	–	–	1,956	1,956
Amounts receivable from brokers, dealers, and clients	20,225	–	–	–	–	–	–	–	–	20,225

Other assets	3,030	672	388	2,635	175	204	207	266	10,286	17,863
Total assets	$354,009	$90,347	$62,703	$63,761	$59,353	$148,407	$397,084	$304,327	$217,314	$1,697,305

Liabilities
Trading deposits	$2,292	$3,561	$3,505	$1,046	$2,873	$3,780	$3,702	$1,359	$–	$22,118
Derivatives	15,193	9,931	6,613	3,775	2,083	7,460	16,365	19,265	–	80,685
Securitization liabilities at fair value	–	386	559	135	658	2,554	6,970	2,140	–	13,402
Financial liabilities designated at fair value through profit or loss	27,935	27,333	14,147	12,636	14,736	3,531	2	19	–	100,339
Deposits[5,6]
Personal	5,907	9,064	8,945	8,142	9,858	10,068	8,448	35	549,331	609,798
Banks	7,918	2,187	959	69	1	1	3	7	9,026	20,171

Business and government	24,181	21,535	13,826	16,296	12,195	19,889	49,483	3,678	300,226	461,309

Total deposits	38,006	32,786	23,730	24,507	22,054	29,958	57,934	3,720	858,583	1,091,278
Acceptances	8,241	4,993	130	28	2	–	–	–	–	13,394
Obligations related to securities sold short[1]	1,824	1,047	1,399	886	736	2,520	11,439	12,586	1,346	33,783
Obligations related to securities sold under repurchase agreements[2]	106,738	24,762	3,579	25,683	1,748	9,371	–	–	–	171,881
Securitization liabilities at amortized cost	–	346	1,053	225	418	1,642	7,592	3,817	–	15,093
Amounts payable to brokers, dealers, and clients	17,672	–	–	–	–	–	–	–	–	17,672
Insurance-related liabilities	219	348	413	343	327	1,035	1,758	1,040	2,118	7,601
Other liabilities[4]	2,602	999	3,159	1,515	364	1,537	2,141	4,754	8,045	25,116

Subordinated notes and debentures	–	–	–	–	–	–	–	12,477	–	12,477

Equity	–	–	–	–	–	–	–	–	92,466	92,466
Total liabilities and equity	$220,722	$106,492	$58,287	$70,779	$45,999	$63,388	$107,903	$61,177	$962,558	$1,697,305
Off-balance sheet commitments
Credit and liquidity commitments[7,8]	$20,038	$23,984	$19,299	$24,798	$18,322	$40,749	$104,026	$4,403	$1,316	$256,935
Other commitments[9]	74	106	210	167	175	662	850	1,244	–	3,488

Unconsolidated structured entity commitments	–	2,157	240	274	415	–	–	–	–	3,086
Total off-balance sheet commitments	$20,112	$26,247	$19,749	$25,239	$18,912	$41,411	$104,876	$5,647	$1,316	$263,509

[1]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[2]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[3]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[4]	Upon adoption of IFRS 16, ROU assets recognized are included in ‘Land, buildings, equipment, and other depreciable assets’ and lease liabilities recognized are included in ‘Other liabilities’.
[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $41 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 3 months to 6 months’, $3 billion in ‘over 6 months to 9 months’, $5 billion in ‘over 9 months to 1 year’, $13 billion in ‘over 1 to 2 years’, $16 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

[7]	Includes $315 million in commitments to extend credit to private equity investments.
[8]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[9]	Includes various purchase commitments as well as commitments for leases not yet commenced.

TABLE 42: REMAINING CONTRACTUAL MATURITY (continued)[1]

(millions of Canadian dollars)	As at

	October 31, 2019
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$4,857	$6	$–	$–	$–	$–	$–	$–	$–	$4,863
Interest-bearing deposits with banks	23,412	1,137	77	–	–	–	–	–	957	25,583
Trading loans, securities, and other[2]	1,197	3,990	3,916	3,171	2,873	15,672	25,939	19,014	70,228	146,000
Non-trading financial assets at fair value through profit or loss	147	2	37	668	314	1,301	1,803	1,488	743	6,503
Derivatives	5,786	8,472	3,255	2,109	2,222	5,610	8,652	12,788	–	48,894
Financial assets designated at fair value through profit or loss	195	696	156	82	83	404	1,725	699	–	4,040
Financial assets at fair value through other comprehensive income	1,431	3,818	4,161	6,339	6,426	18,205	40,289	28,594	1,841	111,104
Debt securities at amortized cost, net of allowance for credit losses	1,878	5,233	2,254	1,050	764	8,791	45,127	65,401	(1)	130,497
Securities purchased under reverse repurchase agreements[3]	98,904	34,839	24,000	6,331	1,765	44	52	–	–	165,935
Loans
Residential mortgages	2,006	5,595	8,013	9,832	11,719	34,029	101,591	62,855	–	235,640
Consumer instalment and other personal	850	1,819	3,170	3,620	3,544	17,256	61,736	28,236	60,103	180,334
Credit card	–	–	–	–	–	–	–	–	36,564	36,564

Business and government	29,460	5,573	7,970	9,496	8,830	21,078	71,071	61,266	21,773	236,517

Total loans	32,316	12,987	19,153	22,948	24,093	72,363	234,398	152,357	118,440	689,055

Allowance for loan losses	–	–	–	–	–	–	–	–	(4,447)	(4,447)

Loans, net of allowance for loan losses	32,316	12,987	19,153	22,948	24,093	72,363	234,398	152,357	113,993	684,608
Customers’ liability under acceptances	11,127	2,211	152	4	–	–	–	–	–	13,494
Investment in TD Ameritrade	–	–	–	–	–	–	–	–	9,316	9,316
Goodwill[4]	–	–	–	–	–	–	–	–	16,976	16,976
Other intangibles[4]	–	–	–	–	–	–	–	–	2,503	2,503
Land, buildings, equipment, and other depreciable assets[4]	–	–	–	–	–	–	–	–	5,513	5,513
Deferred tax assets	–	–	–	–	–	–	–	–	1,799	1,799
Amounts receivable from brokers, dealers, and clients	20,575	–	–	–	–	–	–	–	–	20,575

Other assets	2,548	1,391	2,830	168	103	169	157	97	9,624	17,087
Total assets	$204,373	$74,782	$59,991	$42,870	$38,643	$122,559	$358,142	$280,438	$233,492	$1,415,290

Liabilities
Trading deposits	$5,837	$3,025	$4,166	$2,606	$3,185	$2,430	$4,014	$1,622	$–	$26,885
Derivatives	7,180	7,968	3,603	2,062	1,763	5,546	8,148	13,781	–	50,051
Securitization liabilities at fair value	–	668	412	494	387	1,656	7,499	1,942	–	13,058
Financial liabilities designated at fair value through profit or loss	22,193	25,370	15,799	20,496	20,907	356	1	9	–	105,131
Deposits[5,6]
Personal	5,218	8,990	9,459	7,691	7,583	9,374	9,670	21	445,424	503,430
Banks	6,771	1,459	150	1	6	–	3	7	8,354	16,751

Business and government[7]	18,576	10,049	7,569	10,482	10,670	34,130	46,188	7,594	221,538	366,796

Total deposits	30,565	20,498	17,178	18,174	18,259	43,504	55,861	7,622	675,316	886,977
Acceptances	11,127	2,211	152	4	–	–	–	–	–	13,494
Obligations related to securities sold short[2]	384	654	398	819	1,171	3,351	9,882	12,115	882	29,656
Obligations related to securities sold under repurchase agreements[3]	101,856	20,224	2,993	694	30	47	12	–	–	125,856
Securitization liabilities at amortized cost	–	513	1,274	355	342	2,098	6,586	2,918	–	14,086
Amounts payable to brokers, dealers, and clients	23,746	–	–	–	–	–	–	–	–	23,746
Insurance-related liabilities	190	315	388	330	318	940	1,612	874	1,953	6,920
Other liabilities[8]	2,845	3,142	1,334	1,293	641	3,339	1,663	138	6,609	21,004

Subordinated notes and debentures	–	–	–	–	–	–	–	10,725	–	10,725

Equity	–	–	–	–	–	–	–	–	87,701	87,701
Total liabilities and equity	$205,923	$84,588	$47,697	$47,327	$47,003	$63,267	$95,278	$51,746	$772,461	$1,415,290
Off-balance sheet commitments
Credit and liquidity commitments[9,10]	$19,388	$21,652	$18,391	$13,537	$12,034	$27,207	$111,281	$5,856	$1,294	$230,640
Operating lease commitments[11]	82	165	250	247	244	936	2,332	3,365	–	7,621
Other purchase obligations	82	182	185	206	177	753	1,031	556	–	3,172

Unconsolidated structured entity commitments	408	793	1,360	461	97	81	–	–	–	3,200
Total off-balance sheet commitments	$19,960	$22,792	$20,186	$14,451	$12,552	$28,977	$114,644	$9,777	$1,294	$244,633

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Amount has been recorded according to the remaining contractual maturity of the underlying security.
[3]	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
[4]	Certain non-financial assets have been recorded as having ‘no specific maturity’.
[5]	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
[6]

Includes $40 billion of covered bonds with remaining contractual maturities of $1 billion in less than 1 month, $2 billion in over 3 months to 6 months, $2 billion in over 6 months to 9 months, $14 billion in ‘over 1 to 2 years’, $18 billion in ‘over 2 to 5 years’, and $3 billion in ‘over 5 years’.

[7]

On June 30, 2019, TD Capital Trust IV redeemed all of the outstanding $550 million TD Capital Trust IV Notes – Series 1 at a redemption price of 100% of the principal amount plus any accrued and unpaid interest payable on the date of redemption.

[8]

Includes $83 million of capital lease commitments with remaining contractual maturities of $2 million in ‘less than 1 month’, $4 million in ‘1 month to 3 months’, $5 million in ‘3 months to 6 months’, $5 million in ‘6 months to 9 months’, $5 million in ‘9 months to 1 year’, $22 million in ‘over 1 to 2 years’, $39 million in ‘over 2 to 5 years’, and $1 million in ‘over 5 years’.

[9]	Includes $374 million in commitments to extend credit to private equity investments.
[10]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
[11]	Includes rental payments, related taxes, and estimated operating expenses.